Investment Risks - ONEFUND S&P 500®	Jul. 29, 2025
Prospectus [Line Items]
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The following is a description of the principal risks of investing in the Fund which could affect the net asset value and total return of the Fund. There are other circumstances (including additional risks not described here) which could prevent the Fund from achieving its investment objective. These risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Correlation And Tracking Error Risk [Member]
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Correlation and Tracking Error Risk – Various factors may impede the Fund’s ability to track the Index or achieve a high degree of correlation with the Index. For example, the Fund has operating and other expenses, while the Index does not. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or excess cash held by the Fund for various reasons, which could create “cash drag.” As a result, the Fund may underperform the Index to some degree over time.

Changes in securities markets, changes in the composition of the Index, timing of purchases and sales of securities underlying the Index, timing of purchases and sales of Fund shares, rounding of share prices, regulatory developments, portfolio turnover, timing of the payment of Fund expenses, and timing of reimbursement of Fund expenses by the Adviser may all contribute to tracking error and/or affect the correlation between the Fund and the Index, thereby adversely impacting the Fund’s performance. There can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective.

Passive Investment Strategy Risk [Member]
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Passive Investment Strategy Risk – The Fund utilizes a passive investment strategy, which attempts to track the performance of an unmanaged index of securities. The ability of the Fund to achieve significant correlation between the performance of the Fund and the Index may be affected by changes in the securities markets, changes in the composition of the Index, the timing of purchases and redemptions of Fund shares and fees and expenses of the Fund.

Equity Risk [Member]
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Equity Risk – The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Investment Style Risk [Member]
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Investment Style Risk – Returns from large-capitalization stocks may trail returns from the overall stock market. Large-cap stocks tend to go through cycles of performing better – or worse – than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.

Concentration Risk [Member]
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Concentration Risk – The Fund has a fundamental policy not to invest more than 25% of the current value of the Fund’s total assets in any one industry, except that this policy does not apply to: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities. However, the Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Information Technology Sector Risk [Member]
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Information Technology Sector Risk – Market or economic factors impacting information technology companies could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Trading Halt Risk [Member]
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Trading Halt Risk – An exchange or market may issue trading halts on specific securities or instruments, or may close early or late, which will affect the ability of the Fund to buy or sell certain securities. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments or may incur substantial trading losses.

All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.